Other Liabilities (Details Narrative 1) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Principal and interest amount repaid	$ 865,864	$ 2,191,593	$ 1,077,220
Insurance Policies [Member]
Disclosure of detailed information about borrowings [line items]
Amount Financed		162,457
Principal and interest amount repaid		$ 8,561
Borrowing term		11 month